SUPPLEMENT DATED June 8, 2005
                                     TO THE
                             AUL AMERICAN UNIT TRUST
                         PROSPECTUSES DATED MAY 1, 2005

Page 11 of the Prospectus is revised to add the following funds to the table:

Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------

State Street Equity 500       Class R             State Street Institutional                State Street Bank & Trust Company
 Index                                             Investment Trust


On Page 45, replace the current reference to State Street Equity 500 Index - Class A with State Street Equity 500 Index - Class A & Class R



                   This supplement should be retained with the
                        Prospectus for future reference.